UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549
                                 ____________________


                                     FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended :         September 30, 1999

Check here if Amendment [  ]; Amendment number:
This amendment (check only one):  [  ] is a restatement.
                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Mid-Continent Capital, LLC
Address: 55 West Monroe
         Suite 3560
         Chicago, IL 60603

13F File Number:   28-5684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all infomation contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:         John D. Mabie
Title:        Chairman
Phone:        312-372-6100
Signature, Place, and Date of Signing:

    John D. Mabie       Chicago, IL    November 4, 1999


Report Type (check only one):
[x ]     13f Holdings Report
[  ]     13f Notice
[  ]     13f Combination Report

List of Other Managers Reporting for this Manager:
none

I am signing this report as required by the Securities and Exchange
Act of 1934.

         13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          none

Form 13F Information Table Entry Total:          81

Form 13f Information Table Value Total:          377,369


                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Abbott Labs                    Com              002824100     4593   125190 SH
     SOLE                    67590             57600
Acxiom Corporation             Com              005125109      206    10500 SH
     SOLE                    10500
Alexandria Realty              Com              015271109    11582   393450 SH
     SOLE                   390450              3000
Alza Corp.                     Com              022615108     9526   222500 SH
     SOLE                   222500
American Home Products Corp.   Com              026609107      595    14336 SH
     SOLE                    14336
American International Group   Com              026874107      517     5942 SH
     SOLE                     5942
Aon Corp.                      Com              037389103     1512    51162 SH
     SOLE                    30162             21000
Apache Corp.                   Com              037411105      864    20000 SH
     SOLE                    20000
Associates First Capital       Com              046008108      266     7400 SH
     SOLE                     7400
BMC Software                   Com              055921100    11561   161553 SH
     SOLE                   152553              9000
BP Amoco P L C Sponsored Adr   Com              055622104      366     3307 SH
     SOLE                     3307
Bellsouth Corp.                Com              079860102      274     6080 SH
     SOLE                     1080              5000
Berkshire Hathaway Inc Cl A    Com              084670108     5665      103 SH
     SOLE                      103
Berkshire Hathaway Inc Cl B    Com              084670207      637      343 SH
     SOLE                      343
Boston Properties Inc Com      Com              101121101      752    24500 SH
     SOLE                    24500
Bristol-Myers                  Com              110122108     4517    66924 SH
     SOLE                    51324             15600
C.H. Robinson                  Com              12541W100     6293   186803 SH
     SOLE                   186803
CSG Systems International Inc. Com              126349109     1453    53000 SH
     SOLE                    53000
CVS Corporation                Com              126650100    19770   484420 SH
     SOLE                   462506             21914
Castle Energy Corp.            Com              148449309      178    10500 SH
     SOLE                    10500
Championship Auto Racing       Com              158711101     1300    50000 SH
     SOLE                    50000
Churchill Downs Inc Com        Com              171484108      347    15000 SH
     SOLE                    15000
Clintrials Research Inc.       Com              188767107       59    10700 SH
     SOLE                    10700
Coca-Cola Company              Com              191216100      655    13584 SH
     SOLE                     9784              3800
Dallas Semiconductor           Com              235204104    19751   369605 SH
     SOLE                   360605              9000
DeVry                          Com              251893103    11520   575982 SH
     SOLE                   575982
Delta Air Lines Inc.           Com              247361108     8723   179850 SH
     SOLE                   179350               500
Duke-Weeks Realty              Com              264411505     6733   345300 SH
     SOLE                   345300
Elan Corp.                     Com              284131208     7102   211600 SH
     SOLE                   211600
Emerson Electric               Com              291011104      221     3500 SH
     SOLE                     3500
Exxon Corp.                    Com              302290101      388     5100 SH
     SOLE                     5100
Firstar Corp New Wis Com       Com              33763v109      346    13509 SH
     SOLE                    13509
Freddie Mac (Federal Home Ln M Com              313400301    12735   244900 SH
     SOLE                   242900              2000
GTE Corp.                      Com              362320103      280     3648 SH
     SOLE                     3648
General Electric Co.           Com              369604103    24597   207459 SH
     SOLE                   190959             16500
General Instrument             Com              370120107      242     5050 SH
     SOLE                     5050
H & R Block                    Com              093671105    14354   330450 SH
     SOLE                   326450              4000
Hawker Pacific Aerospace       Com              420123101      157    35000 SH
     SOLE                    35000
Hewlett Packard Co.            Com              428236103      427     4704 SH
     SOLE                     4704
Home Depot Incorporated        Com              437076102      446     6500 SH
     SOLE                     6500
Household Intl Inc.            Com              441815107      241     6000 SH
     SOLE                     6000
IBM                            Com              459200101    14478   119649 SH
     SOLE                   119649
Illinois Tool Works Inc.       Com              452308109      813    10900 SH
     SOLE                    10900
Intel Corp.                    Com              458140100    15062   202686 SH
     SOLE                   202686
International Speedway         Com              460335201     2102    40000 SH
     SOLE                    40000
Interpublic Group Cos Inc      Com              460690100      534    12976 SH
     SOLE                    12976
Intuit Com                     Com              461202103     1065    12150 SH
     SOLE                    11550               600
Johnson & Johnson              Com              478160104     1462    15910 SH
     SOLE                    15910
LaSalle Hotel Properties       Com              517942108    10422   805550 SH
     SOLE                   795550             10000
Lowe's Companies               Com              548661107      390     8000 SH
     SOLE                                       8000
MCI Worldcom Inc.              Com              55268b106     7285   101350 SH
     SOLE                   100350              1000
MGI, Properties                Com              552885105     2624   291550 SH
     SOLE                   285550              6000
Medquist Inc Com               Com              584949101     1555    46500 SH
     SOLE                    46500
Merchants Bancorp Inc Illinois Com              588438101      315    10500 SH
     SOLE                    10500
Merck & Co.                    Com              589331107    14431   222658 SH
     SOLE                   206258             16400
Microsoft                      Com              594918104      301     3320 SH
     SOLE                     3320
Minnesota Mng & Mfg Co         Com              604059105     1106    11514 SH
     SOLE                      514             11000
Molex Class A                  Com              608554200      785    24246 SH
     SOLE                    24246
Newell Rubbermaid Inc.         Com              651229106      997    34907 SH
     SOLE                    19907             15000
Northern Trust Corp.           Com              665859104    25978   311110 SH
     SOLE                   300110             11000
Outback Steakhouse             Com              689899102      509    20000 SH
     SOLE                    20000
Privatebankcorp Inc Com        Com              742962103      190    10700 SH
     SOLE                    10700
Procter & Gamble Co.           Com              742718109      394     4200 SH
     SOLE                      600              3600
Reading Entertainment Inc.     Com              755358108      644   104138 SH
     SOLE                   104138
Reliastar Financial Corp.      Com              75952U103    12691   381675 SH
     SOLE                   381675
SPSS Inc                       Com              78462K102     6023   309847 SH
     SOLE                   304847              5000
Sara Lee Corp                  Com              803111103    18493   791150 SH
     SOLE                   740350             50800
Schering-Plough                Com              806605101     3787    86800 SH
     SOLE                    86800
Sprint Corporation             Com              852061100      260     4800 SH
     SOLE                     4800
St Paul Bancorp Inc Com        Com              792848103      332    14500 SH
     SOLE                    14500
Starbucks Corp.                Com              855244109     5363   216400 SH
     SOLE                   216400
Steris Corporation             Com              859152100      137    10000 SH
     SOLE                    10000
Strayer Education              Com              863236105     7232   363850 SH
     SOLE                   358850              5000
Triumph Group                  Com              896818101     2422    91200 SH
     SOLE                    91200
Walgreen Co.                   Com              931422109     2428    95700 SH
     SOLE                    95700
Walt Disney                    Com              254687106      804    30931 SH
     SOLE                    30931
Zebra Technology               Com              989207105    19892   437487 SH
     SOLE                   428487              9000
Alexandria Real Est Eq Pfd $2. Pfd              015271208      963    41300 SH
     SOLE                    41300
Prologis Trust Preferred Cv  S Pfd. Conv.       743410300     1200    49250 SH
     SOLE                    49250
Morgan Stanley Emerging Market Com              61744G107      133 12051.000SH
     SOLE                12051.000
JG Inds Inc Com New                             466145208       17   106964 SH
     SOLE                   106964